Related Party Transactions (Details) - USD ($)	1 Months Ended		3 Months Ended								5 Months Ended	6 Months Ended			12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016	Jun. 30, 2016	Mar. 31, 2016		Jun. 30, 2015	[2]	Mar. 31, 2015		Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2016	Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Related Party Transaction
General and administrative			$ 3,000,000	$ 3,000,000	[1]	$ 3,000,000		$ 3,000,000	[1]			$ 6,000,000	$ 6,000,000	[2]	$ 12,000,000	[3]	$ 8,000,000	[3]	$ 7,000,000	[3]
Due to Affiliate, Noncurrent			20,000,000	20,000,000	[4]							20,000,000			0	[4]
Repayments of Related Party Debt		$ 3,000,000
Accounts payable — affiliate			33,000,000	25,000,000	[4]							33,000,000			86,000,000	[4],[5]	48,000,000	[5]
NRG Repowering Holdings LLC [Member]
Related Party Transaction
Due to Affiliate																	7,000,000
GenOn Energy Services LLC [Member]
Related Party Transaction
Due to Affiliate			6,000,000	6,000,000								6,000,000			6,000,000		4,000,000
Affiliated Entity [Member]
Related Party Transaction
General and administrative											$ 3,000,000
NRG Repowering Holdings LLC [Member]
Related Party Transaction
Due to Affiliate															7,000,000
Payments																	18,000,000
Receipt of payments										$ 11,000,000
coal, gas purchases																			5,000,000
Cost of Natural Gas Purchases				1,000,000				2,000,000				1,000,000	3,000,000		5,000,000		10,000,000
Gen Conn Energy LLC [Member] | NRG [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party				1,000,000				2,000,000				3,000,000	2,000,000
NRG Yield [Member] | NRG [Member]
Related Party Transaction
Management Services Fee, Increase															1,000,000
General and administrative				2,000,000				2,000,000				5,000,000	5,000,000		8,000,000		6,000,000
NRG Yield [Member] | NRG [Member] | Scenario, Plan [Member]
Related Party Transaction
Management Services Fee, Annual				7,000,000								7,000,000			7,000,000
El Segundo [Member] | NRG El Segundo Operations, Inc. [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party																			5,000,000
El Segundo [Member] | NRG Power Marketing LLC [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party															0		1,000,000		12,000,000
Related Party Costs, Capitalized Amount																	9,000,000
El Segundo [Member] | NRG El Segundo Operations, Inc. [Member]
Related Party Transaction
Due to Affiliate			$ 1,000,000	2,000,000								1,000,000			1,000,000
Related Party Transaction, Expenses from Transactions with Related Party				1,000,000				1,000,000				2,000,000	2,000,000		4,000,000
CVSR [Member] | NRG Energy Services LLC [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party				$ 1,000,000				1,000,000				$ 2,000,000	3,000,000		$ 5,000,000		7,000,000
CVSR [Member] | Utility-Scale Solar [Member]
Related Party Transaction
Equity Method Investment, Ownership Percentage			100.00%	100.00%								100.00%			100.00%	[6]
NRG Yield, Inc. [Member] | NRG [Member]
Related Party Transaction
Due to Affiliate			$ 4,000,000	$ 3,000,000								$ 4,000,000			$ 0
GCE Holding LLC [Member] | NRG [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party															4,000,000		6,000,000		5,000,000
Marsh Landing [Member] | GenOn Energy Services LLC [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party																			36,000,000
Related Party Costs, Capitalized Amount																	2,000,000		29,000,000
Marsh Landing [Member] | GenOn Energy Services LLC [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party				2,000,000				2,000,000				5,000,000	9,000,000		13,000,000
November 2015 Drop Down Assets [Member] | NRG [Member]
Related Party Transaction
Related Party Transaction, Other Revenues from Transactions with Related Party								7,000,000					12,000,000		16,000,000		12,000,000		7,000,000
November 2015 Drop Down Assets [Member] | NRG [Member] | Operations and Maintenance services [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party				1,000,000				1,000,000				3,000,000	2,000,000		5,000,000		3,000,000
November 2015 Drop Down Assets [Member] | NRG [Member] | Support services [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party				1,000,000				1,000,000				1,000,000	2,000,000		3,000,000		1,000,000
NRG Energy Center Minneapolis LLC [Member] | NRG [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party				3,000,000				4,000,000				4,000,000	5,000,000		8,000,000		2,000,000
NRG Energy Center Dover [Member] | NRG [Member]
Related Party Transaction
Revenue from Related Parties												2,000,000
Elbow Creek [Member] | NRG [Member]
Related Party Transaction
Revenue from Related Parties				3,000,000								4,000,000
Thermal [Member] | NRG [Member]
Related Party Transaction
Due to Affiliate			27,000,000	28,000,000								27,000,000			29,000,000		22,000,000
Due to Affiliate, Noncurrent			20,000,000	20,000,000								20,000,000
Related Party Transaction, Expenses from Transactions with Related Party				7,000,000				$ 7,000,000				15,000,000	$ 15,000,000		$ 29,000,000		$ 27,000,000		$ 24,000,000
Accounts payable — affiliate			$ 7,000,000	$ 8,000,000								$ 7,000,000
Subsequent Event [Member]
Related Party Transaction
Repayments of Related Party Debt	$ 4,000,000

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	) For thermal energy, net capacity represents MWt for steam or chilled water and excludes 134 MWt available under the right-to-use provisions contained in agreements between two of the Company's thermal facilities and certain of its customers.